UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

	Investment Company Act file number:	811-03503

UBS RMA Money Fund Inc.
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code:	212-882 5000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

UBS RMA Money Market Portfolio

SCHEDULE OF INVESTMENTS – March 31, 2006 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

U.S. Government Agency Obligations—5.30%
415,000	Federal Home Loan Bank	04/21/06 to 06/13/06	4.605 to 4.770*	414,972,826
76,750	Federal Home Loan Bank	06/08/06	3.625	76,742,883
84,075	Federal Home Loan Mortgage Corp. (1)	10/23/06	4.250	84,075,000
Total U.S. Government Agency Obligations (cost—$575,790,709)				575,790,709

Bank Note—0.92%
Banking-Non-U.S.—0.92%
100,000	Royal Bank Scotland PLC (cost—$100,032,632)	05/24/06	4.790*	100,032,632

Time Deposits—3.04%
Banking-Non-U.S.—3.04%
60,000	Societe Generale, Grand Cayman Islands	04/03/06	4.875	60,000,000
270,000	State Street Bank & Trust Co., Grand Cayman Islands	04/03/06	4.875	270,000,000
Total Time Deposits (cost—$330,000,000)				330,000,000

Certificates of Deposit—16.59%
Non-U.S.—10.48%
94,000	ABN AMRO Bank NV (Chicago)	01/24/07	4.850	94,000,000
100,000	BNP Paribas	05/23/06	4.520	100,000,000
193,600	Credit Suisse First Boston	04/04/06 to 05/12/06	4.490 to 4.770	193,600,000
214,000	Deutsche Bank AG	08/03/06 to 03/06/07	4.170 to 5.090	214,000,000
235,500	Fortis Bank NV-SA	07/07/06 to 02/06/07	3.930 to 4.930	235,500,000
75,000	Royal Bank of Canada	09/15/06	4.715	75,000,000
27,000	Societe Generale	11/17/06	4.700	27,000,000
100,000	Svenska Handelsbanken	11/08/06	4.750	100,000,000
99,300	Toronto-Dominion Bank	04/28/06	4.780	99,300,000
				1,138,400,000

U.S.—6.11%
221,000	American Express, Federal Savings Bank	04/04/06 to 04/10/06	4.580 to 4.630	221,000,000
100,000	Citibank N.A.	05/23/06	4.740	100,000,000
266,000	First Tennessee Bank N.A. (Memphis)	04/19/06 to 04/26/06	4.730 to 4.770	266,000,000
76,000	Wells Fargo Bank N.A.	05/02/06	4.770	76,000,000
				663,000,000
Total Certificates of Deposit (cost—$1,801,400,000)				1,801,400,000

Commercial Paper@—58.35%
Asset Backed-Banking—2.36%
256,165	Atlantis One Funding	04/03/06 to 04/21/06	4.140 to 4.610	255,829,361

Asset Backed-Miscellaneous—22.28%
264,000	Amsterdam Funding Corp.	04/06/06 to 04/17/06	4.570 to 4.700	263,651,264
142,494	Barton Capital LLC	04/05/06 to 04/07/06	4.440 to 4.640	142,444,063
53,000	Bryant Park Funding LLC	04/18/06	4.720	52,895,767
120,426	Chariot Funding LLC	04/18/06	4.700	120,190,166
210,200	Falcon Asset Securitization Corp.	04/12/06 to 04/24/06	4.650 to 4.740	209,756,562
231,000	Kitty Hawk Funding Corp.	04/10/06 to 04/17/06	4.650 to 4.690	230,616,390
259,920	Old Line Funding Corp.	04/07/06 to 04/28/06	4.570 to 4.700	259,493,398
196,000	Preferred Receivables Funding Corp.	04/07/06 to 04/24/06	4.610 to 4.740	195,747,715
175,000	Ranger Funding Co. LLC	04/07/06 to 04/20/06	4.600 to 4.720	174,738,778
262,091	Sheffield Receivables Corp.	04/03/06 to 04/21/06	4.560 to 4.730	261,779,375
100,000	Thunderbay Funding	04/18/06	4.705	99,803,958
100,000	Variable Funding Capital Corp.	05/11/06	4.610	99,513,389
105,000	Windmill Funding Corp.	04/11/06	4.580 to 4.660	104,892,156
203,193	Yorktown Capital LLC	04/07/06 to 04/21/06	4.705 to 4.780	202,831,290
				2,418,354,271

Asset Backed-Securities—12.16%
22,000	Beta Finance, Inc.	04/20/06	4.510	21,953,146
304,003	Cancara Asset Securitization LLC	04/13/06 to 04/21/06	4.670 to 4.730	303,433,522
117,800	Galaxy Funding, Inc.	04/03/06 to 05/26/06	4.140 to 4.820	117,474,998
273,000	Grampian Funding LLC	04/21/06 to 09/12/06	4.385 to 4.880	270,460,423
295,000	Scaldis Capital LLC	04/13/06 to 05/18/06	4.670 to 4.690	294,293,593
314,500	Solitaire Funding LLC	04/21/06 to 05/23/06	4.650 to 4.750	312,902,646
				1,320,518,328

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Banking-Non-U.S.—3.67%
61,050	Alliance & Leicester PLC	04/07/06	4.350	61,020,492
90,500	Bank of Ireland	05/08/06	4.615	90,093,944
71,000	Depfa Bank PLC	07/05/06	4.520	70,170,957
177,450	Northern Rock PLC	04/03/06 to 04/28/06	4.560 to 4.650	177,199,901
				398,485,294

Banking-U.S.—7.40%
71,000	Abbey National N.A. LLC	04/05/06	4.785	70,981,126
185,400	Dexia Delaware LLC	04/04/06 to 05/10/06	4.425 to 4.750	184,913,682
287,700	ING (US) Funding LLC	04/05/06 to 05/08/06	4.600 to 4.645	286,854,018
261,000	Nordea N.A., Inc.	04/03/06 to 05/10/06	4.140 to 4.625	260,343,035
				803,091,861

Brokerage—7.40%
270,250	Bear Stearns Cos., Inc.	04/12/06 to 05/22/06	4.665 to 4.760	269,041,109
100,000	Goldman Sachs Group, Inc.	04/03/06	4.940*	100,000,000
170,000	Goldman Sachs Group, Inc.	04/06/06 to 04/19/06	4.770 to 4.775	169,811,808
50,000	Morgan Stanley	04/03/06	4.770	50,000,000
215,000	Morgan Stanley	04/03/06	4.860 to 4.955*	215,000,000
				803,852,917

Finance-NonCaptive Diversified—2.22%
66,500	CIT Group, Inc.	05/12/06	4.620	66,167,167
100,000	General Electric Capital Corp.	10/06/06	4.565	97,641,417
77,750	International Lease Finance Corp.	04/25/06 to 05/08/06	4.700 to 4.710	77,475,476
				241,284,060

Pharmaceuticals—0.46%
50,000	Sanofi-Aventis	05/03/06	4.710	49,803,750

Utilities-Other—0.40%
43,500	RWE AG	04/04/06	4.550	43,494,502
Total Commercial Paper (cost—$6,334,714,344)				6,334,714,344

Short-Term Corporate Obligations—14.40%
Asset Backed-Securities—4.00%
229,250	K2 (USA) LLC**	04/03/06 to 04/20/06	4.630 to 4.731*	229,242,597
147,000	Links Finance LLC**	04/03/06 to 04/18/06	4.545 to 4.820*	146,996,449
58,500	Links Finance LLC**	02/13/07	5.000	58,500,000
				434,739,046

Automotive OEM—0.56%
60,650	American Honda Finance Corp.**	05/22/06 to 06/21/06	4.810 to 4.960*	60,667,973

Banking-Non-U.S.—2.52%
100,000	ANZ National International Ltd.**	04/07/06	4.650*	100,000,000
173,000	HBOS Treasury Services PLC**	04/03/06	4.680*	173,000,000
				273,000,000

Banking-U.S.—2.67%
196,000	Bank of America, N.A.	04/03/06	4.810*	196,000,000
93,780	Citigroup, Inc.	06/01/06	4.920*	93,833,688
				289,833,688

Brokerage—0.48%
52,250	Citigroup Global Markets Holdings, Inc.	06/06/06	4.980*	52,266,226

Finance-Captive Automotive—1.82%
197,100	Toyota Motor Credit Corp.	04/03/06 to 04/07/06	4.600 to 4.800*	197,099,794

Finance-NonCaptive Consumer—1.98%
215,000	HSBC Finance Corp.	04/03/06 to 06/22/06	4.985 to 5.175*	215,073,759

Finance-NonCaptive Diversified—0.37%
40,000	General Electric Capital Corp.	04/10/06	4.791*	40,000,000
Total Short-Term Corporate Obligations (cost—$1,562,680,486)				1,562,680,486

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Repurchase Agreements—0.75%
80,000	Repurchase Agreement dated 03/31/06 with Goldman Sachs & Co., collateralized by $33,268,000 Federal Home Loan Mortgage Corp. obligations, 5.400% due 03/17/21 and $49,728,000 Federal National Mortgage Association obligations, 4.250% due 09/15/07; (value — $81,600,758); proceeds: $80,031,933	04/03/06	4.790	80,000,000
842	Repurchase Agreement dated 03/31/06 with State Street Bank & Trust Co., collateralized by $824,072 U.S. Treasury Bills, zero coupon due 04/27/06 and $31,453 U.S. Treasury Bonds, 7.500% due 11/15/16; (value — $860,043); proceeds: $842,288	04/03/06	4.100	842,000
Total Repurchase Agreements (cost—$80,842,000)				80,842,000

Number of
Shares
(000)

Money Market Funds†—0.52%
35,238	AIM Liquid Assets Portfolio		4.655	35,238,463
21,363	BlackRock Provident Institutional TempFund		4.619	21,363,441
Total Money Market Funds (cost—$56,601,904)				56,601,904

Principal
Amount
(000) ($)

Investments of Cash Collateral From Securities Loaned—0.76%
Commercial Paper@—0.76%
Asset Backed-Miscellaneous—0.76%
83,100	Bryant Park Funding LLC (cost—$82,762,245)	04/17/06	4.720	82,762,245

Number of
Shares
(000)

Money Market Funds†—0.00%
†† 0	AIM Liquid Assets Portfolio		4.655	2
38	UBS Private Money Market Fund LLC***		4.668	37,754
Total Money Market Funds (cost—$37,756)				37,756
Total Investments of Cash Collateral From Securities Loaned (cost—$82,800,001)				82,800,001

Total Investments (cost—$10,924,862,076 which approximates cost for federal income tax purposes)(2)(3)—100.63%				10,924,862,076
Liabilities in excess of other assets—(0.63)%				(68,435,504)
Net Assets (applicable to 10,857,666,165 shares of common stock outstanding equivalent to $1.00 per share)—100.00%				10,856,426,572

*	Variable rate securities–maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of March 31, 2006, and reset periodically.

**

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 7.08% of net assets as of March 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@	Interest rates shown are the discount rates at date of purchase.

†	Interest rates shown reflect yield at March 31, 2006.

††	Amount represents less than 500 shares.

OEM	Original Equipment Manufacturer

(1)	Security, or portion thereof, was on loan at March 31, 2006.

(2)

Investments are valued at amortized cost, unless the Portfolio’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Portfolio is performed in an effort to ensure amortized cost approximates market value.

(3)	Includes $81,144,008 of investments in securities on loan, at market value. The custodian held cash equivalents as collateral for securities loaned of $82,800,001.

***	The table below details the Portfolio’s transaction activity in an affiliated issuer for the nine months ended March 31, 2006.

Income
		Purchases	Sales		Earned from
		During the	During the		Affiliate for
		Nine Months	Nine Months		the Nine Months
	Value at	Ended	Ended	Value at	Ended
Security Description	06/30/05 ($)	03/31/06 ($)	03/31/06 ($)	03/31/06 ($)	03/31/06 ($)

UBS Private Money Market Fund LLC	—	443,096	405,342	37,754	9

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	79.5
United Kingdom	4.7
Cayman Islands	3.0
Belgium	2.1
Germany	1.9
Switzerland	1.8
Canada	1.6
Ireland	1.5
France	1.2
New Zealand	0.9
Sweden	0.9
Netherlands	0.9
Total	100.0

Weighted average maturity - 42 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated December 31, 2005.

UBS RMA U.S. Government Portfolio

SCHEDULE OF INVESTMENTS – March 31, 2006 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

U.S. Government Obligations—36.15%
150,000	U.S. Treasury Bills (1)	04/06/06 to 04/20/06	3.950 to 4.600@	149,789,662
45,000	U.S. Treasury Bills	04/17/06	4.680@	44,918,100
117,650	U.S. Treasury Notes (1)	07/31/06	2.750	117,041,801
Total U.S. Government Obligations (cost—$311,749,563)				311,749,563

Repurchase Agreements—69.03%
120,000	Repurchase Agreement dated 03/31/06 with Bank of America, collateralized by $24,585,000 U.S. Treasury Bills, zero coupon due 04/20/06 and $98,438,000 U.S. Treasury Notes, 3.375% to 5.500% due 02/28/07 to 05/15/13; (value—$122,400,880); proceeds: $120,044,800	04/03/06	4.480	120,000,000
103,000	Repurchase Agreement dated 03/31/06 with Bear Stearns & Co., collateralized by $5,330,000 U.S. Treasury Bills, zero coupon due 07/20/06, $7,641,000 U.S. Treasury Bonds 5.250% to 8.750% due 08/15/20 to 02/15/29, $17,522,000 U.S. Treasury Notes, 3.750% to 7.000% due 07/15/06 to 02/15/15, $17,210,000 U.S. Treasury Inflation Index Bonds, 3.375% to 3.625% due 04/15/28 to 04/15/32 and $40,330,000 U.S. Treasury Inflation Index Notes, 1.875% to 4.250% due 01/15/09 to 07/15/15; (value—$105,064,622); proceeds: $103,038,196	04/03/06	4.450	103,000,000
10,000	Repurchase Agreement dated 03/31/06 with Deutsche Bank Securities, Inc., collateralized by $5,076,962 U.S. Treasury Bills, zero coupon due 05/25/06, $3,402,083 U.S. Treasury Bonds, 6.250% due 08/15/23 and $1,290,464 U.S. Treasury Notes, 4.500% due 11/15/15; (value—$10,200,118); proceeds: $10,003,833	04/03/06	4.600	10,000,000
34,000	Repurchase Agreement dated 03/31/06 with Goldman Sachs Group, Inc., collateralized by $34,947,000 U.S. Treasury Notes, 3.750% due 05/15/08; (value—$34,680,298); proceeds: $34,012,467	04/03/06	4.400	34,000,000
140,000	Repurchase Agreement dated 03/31/06 with Merrill Lynch & Co., collateralized by $144,846,000 U.S. Treasury Bills, zero coupon due 05/04/06 to 09/14/06; (value—$142,801,775); proceeds: $140,051,333	04/03/06	4.400	140,000,000
188,000	Repurchase Agreement dated 03/31/06 with Morgan Stanley, collateralized by $193,746,380 U.S. Treasury Bills, zero coupon due 06/22/06; (value—$191,760,480); proceeds: $188,069,717	04/03/06	4.450	188,000,000
294	Repurchase Agreement dated 03/31/06 with State Street Bank & Trust Co., collateralized by $287,740 U.S. Treasury Bills, zero coupon due 04/27/06 and $10,982 U.S. Treasury Bonds, 7.500% due 11/15/16; (value—$300,300); proceeds: $294,100	04/03/06	4.100	294,000
Total Repurchase Agreements (cost—$595,294,000)				595,294,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Investments of Cash Collateral from Securities Loaned—4.95%
Repurchase Agreements—4.95%
17,000	Repurchase Agreement dated 03/31/06 with Bear Stearns & Co., collateralized by $16,840,000 U.S. Treasury Inflation Index Notes, 2.000% due 07/15/14; (value—$17,345,057); proceeds: $17,006,304	04/03/06	4.450	17,000,000
8,730	Repurchase Agreement dated 03/31/06 with Deutsche Bank Securities, Inc., collateralized by $4,432,038 U.S. Treasury Bills, zero coupon due 05/25/06, $2,969,917 U.S. Treasury Bonds, 6.250% due 08/15/23 and $1,126,536 U.S. Treasury Notes, 4.500% due 11/15/15; (value—$8,904,402); proceeds: $8,733,051	04/03/06	4.600	8,729,704
17,000	Repurchase Agreement dated 03/31/06 with Morgan Stanley, collateralized by $17,519,620 U.S. Treasury Bills, zero coupon due 06/22/06;(value—$17,340,044); proceeds: $17,006,304	04/03/06	4.450	17,000,000
Total Repurchase Agreements (cost—$42,729,704)				42,729,704

Number of Shares (000)

Money Market Funds†—0.00%
11	AIM Treasury Portfolio	4.356	11,223
†† 0	Federated Treasury Obligation Fund	4.300	98
†† 0	Provident Treasury Trust	4.360	80
Total Money Market Funds (cost — $11,401)			11,401
Total Investments of Cash Collateral from Securities Loaned (cost—$42,741,105)			42,741,105

Total Investments (cost—$949,784,668 which approximates cost for federal income tax purposes)(2)(3)—110.13%			949,784,668
Liabilities in excess of other assets—(10.13)%			(87,357,724)
Net Assets (applicable to 862,975,433 shares of common stock outstanding equivalent to $1.00 per share)—100.00%			862,426,944

@	Interest rates shown are the discount rates at date of purchase.

†	Interest rates shown reflect yield at March 31, 2006.

††	Amount represents less than 500 shares.

(1)	Security, or portion thereof, was on loan at March 31, 2006.

(2)

Investments are valued at amortized cost, unless the Portfolio’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure amortized cost approximates market value.

(3)

Includes $256,607,570 of investments in securities on loan, at market value. The custodian held cash equivalents as collateral for securities loaned of $42,741,105. In addition, the custodian held U.S. government agency securities having an aggregate value of $219,666,976 as collateral for portfolio securities loaned as follows:

Principal			Interest
Amount		Maturity	Rates	Market
(000) ($)		Dates	(%)	Value ($ )
13,089	Federal Home Loan Mortgage Corp.	06/15/11	6.000	13,823,685
48,450	Federal Home Loan Mortgage Corp.	01/15/12	5.750	50,431,508
50,875	Federal Home Loan Mortgage Corp.	11/15/13	4.875	50,792,481
53,108	Federal National Mortgage Association	04/15/07	5.250	54,475,531
46,225	Federal National Mortgage Association	11/15/10	6.625	50,143,771
				219,666,976

Weighted average maturity —21 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated December 31, 2005.

UBS Retirement Money Fund

SCHEDULE OF INVESTMENTS – March 31, 2006 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

U.S. Government Agency Obligations—4.70%
15,000	Federal Farm Credit Bank	04/03/06	4.740*	14,997,622
40,000	Federal Home Loan Bank	06/01/06 to 06/12/06	4.700 to 4.770*	39,997,681
18,000	Federal Home Loan Mortgage Corp.	10/23/06	4.250	18,000,000
Total U.S. Government Agency Obligations (cost—$72,995,303)				72,995,303

Bank Notes—2.58%
U.S.—2.58%
40,000	Bank of America N.A. (cost—$40,000,000)	04/03/06	4.810*	40,000,000

Certificates of Deposit—20.04%
Non-U.S.—11.99%
16,000	ABN AMRO Bank NV (Chicago)	01/24/07	4.850	16,000,000
20,000	Barclays Bank PLC	02/13/07	5.010	20,000,000
40,000	Credit Suisse First Boston	05/01/06	4.700	40,000,309
32,000	Deutsche Bank AG	08/03/06 to 03/06/07	4.170 to 5.090	32,000,000
38,000	Fortis Bank NV-SA	07/07/06 to 02/06/07	3.930 to 4.930	38,000,000
25,000	Societe Generale	10/04/06	4.410	25,000,611
15,000	Svenska Handelsbanken	11/08/06	4.750	15,000,000
				186,000,920

U.S.—8.05%
30,000	American Express Bank, Federal Savings Bank	04/24/06	4.760	30,000,000
15,000	Citibank N.A.	06/22/06	4.890	15,000,165
40,000	First Tennessee Bank N.A. (Memphis)	04/03/06	4.560	40,000,000
20,000	SunTrust Bank	04/24/06	4.550	20,000,000
20,000	Washington Mutual Bank, Federal Association	04/20/06	4.730	20,000,000
				125,000,165
Total Certificates of Deposit (cost—$311,001,085)				311,001,085

Commercial Paper@—51.94%
Asset Backed-Miscellaneous—19.82%
17,000	Amsterdam Funding Corp.	04/11/06	4.620	16,982,547
35,508	Barton Capital LLC	04/05/06	4.580	35,498,965
35,000	Chariot Funding LLC	04/10/06 to 04/17/06	4.660 to 4.700	34,959,069
35,000	Falcon Asset Securitization Corp.	04/05/06	4.570	34,991,114
35,000	Kitty Hawk Funding Corp.	04/06/06	4.760	34,986,117
5,732	Old Line Funding Corp.	05/02/06	4.690	5,710,344
30,000	Preferred Receivables Funding Corp.	04/04/06 to 04/11/06	4.590 to 4.660	29,978,014
33,637	Ranger Funding Co. LLC	04/24/06	4.670	33,545,367
25,000	Thunderbay Funding	04/13/06 to 04/19/06	4.700	24,950,911

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

20,000	Variable Funding Capital Corp.	04/05/06 to 04/19/06	4.560 to 4.590	19,977,067
7,000	Windmill Funding Corp.	04/05/06 to 05/18/06	4.560 to 4.800	6,969,493
29,000	Yorktown Capital LLC	04/05/06 to 04/20/06	4.600 to 4.730	28,958,962
				307,507,970

Asset Backed-Securities—11.65%
35,000	Beta Finance, Inc.	04/05/06 to 06/29/06	4.430 to 4.850	34,776,177
28,304	Cancara Asset Securitisation LLC	04/13/06 to 04/18/06	4.670 to 4.720	28,255,030
15,500	CC (USA), Inc. (Centauri)	05/09/06 to 06/01/06	4.610 to 4.820	15,389,072
17,250	Galaxy Funding, Inc.	04/13/06	4.490	17,228,485
35,000	Grampian Funding LLC	04/19/06 to 06/30/06	4.490 to 4.870	34,682,433
11,400	K2 (USA) LLC	04/13/06 to 05/03/06	4.510 to 4.600	11,360,171
23,500	Scaldis Capital LLC	04/13/06 to 04/18/06	4.630 to 4.680	23,465,361
15,644	Solitaire Funding LLC	04/03/06	4.580	15,644,000
				180,800,729

Banking-Non-U.S.—4.93%
40,000	Allied Irish Banks N.A., Inc.	04/05/06	4.425	39,990,166
30,000	DNB NOR ASA	04/10/06	4.540	29,973,517
6,500	Nationwide Building Society	04/12/06	4.470	6,492,736
				76,456,419

Banking-U.S.—9.11%
15,000	Barclays U.S. Funding Corp.	06/30/06	4.870	14,821,433
20,800	CBA (Delaware) Finance, Inc.	04/28/06 to 05/30/06	4.760 to 4.810	20,697,624
11,000	Dexia Delaware LLC	04/13/06	4.565	10,986,052
35,000	ING (US) Funding LLC	04/25/06 to 05/03/06	4.580 to 4.725	34,885,000
40,000	Nordea N.A., Inc.	04/06/06	4.420	39,985,267
20,000	San Paolo IMI U.S. Financial Co.	04/24/06	4.590	19,946,450
				141,321,826

Brokerage—2.25%
35,000	Bear Stearns Cos., Inc.	04/12/06 to 05/22/06	4.665 to 4.760	34,879,492

Finance-NonCaptive Diversified—1.61%
25,000	CIT Group, Inc.	04/07/06	4.560	24,987,333

Pharmaceuticals—2.57%
40,000	Sanofi-Aventis	04/19/06	4.600	39,918,222
Total Commercial Paper (cost—$805,871,991)				805,871,991

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Short-Term Corporate Obligations—18.22%
Asset Backed-Securities—4.97%
20,000	CC (USA), Inc. (Centauri)**	04/03/06	4.815*	19,999,824
17,000	K2 (USA) LLC**	04/20/06	4.731*	16,999,921
30,000	Links Finance LLC**	04/13/06	4.590*	30,000,204
10,000	Links Finance LLC**	02/13/07	5.000	10,000,000
				76,999,949

Banking-Non-U.S.—4.38%
50,000	HBOS Treasury Services PLC**	04/03/06	4.680*	50,000,000
18,000	Societe Generale**	04/03/06	4.603*	18,000,000
				68,000,000

Brokerage—3.61%
21,000	Citigroup Global Markets Holdings, Inc.	04/03/06	4.980*	21,031,267
15,000	Goldman Sachs Group, Inc.	04/03/06	4.935*	15,000,000
20,000	Morgan Stanley	04/03/06	4.860*	20,000,000
				56,031,267

Finance-Captive Automotive—1.29%
20,000	Toyota Motor Credit Corp.	05/05/06	4.800*	20,000,000

Finance-NonCaptive Consumer—2.36%
36,600	HSBC Finance Corp.	04/03/06	5.175*	36,618,715

Finance-NonCaptive Diversified—1.61%
25,000	General Electric Capital Corp.	04/10/06	4.791*	25,000,000
Total Short-Term Corporate Obligations (cost—$282,649,931)				282,649,931

Repurchase Agreements—1.46%
22,000	Repurchase Agreement dated 03/31/06 with Deutsche Bank Securities, Inc., collateralized by $22,684,000 Federal Home Loan Mortgage Corp. obligations, 3.550% due 11/15/07; (value-$22,440,399); proceeds: $22,008,708	04/03/06	4.750	22,000,000
603	Repurchase Agreement dated 03/31/06 with State Street Bank & Trust Co., collateralized by $590,161 U.S. Treasury Bills, zero coupon due 04/27/06 and $22,525 U.S. Treasury Bonds, 7.500% due 11/15/16; (value-$615,921); proceeds: $603,206	04/03/06	4.100	603,000
Total Repurchase Agreements (cost—$22,603,000)				22,603,000

Number of
Shares (000)		Interest Rates (%)	Value ($)

Money Market Funds†—0.88%
7,265	AIM Liquid Assets Portfolio	4.655	7,264,976
6,390	BlackRock Provident Institutional TempFund	4.619	6,389,583
Total Money Market Funds (cost—$13,654,559)			13,654,559
Total Investments (cost—$1,548,775,869 which approximates cost for federal income tax purposes)(1)—99.82%			1,548,775,869
Other assets in excess of liabilities—0.18%			2,795,533
Net Assets (applicable to 1,551,389,317 shares of common stock outstanding equivalent to $1.00 per share)—100.00%			1,551,571,402

*	Variable rate securities—maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of March 31, 2006, and reset periodically.

**

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 9.35% of net assets as of March 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@	Interest rates shown are the discount rates at date of purchase.

†	Interest rates shown reflect yield at March 31, 2006.

(1)

Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure amortized cost approximates market value.

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)

United States	78.7
United Kingdom	4.9
France	2.8
Switzerland	2.6
Ireland	2.6
Belgium	2.4
Germany	2.1
Norway	1.9
Netherlands	1.0
Sweden	1.0
Total	100.0

Weighted average maturity - 42 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2005.

Item 2. Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 30, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 30, 2006